Income Taxes (Details) - Schedule of (loss) profit before income taxes - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of (loss) profit before income taxes [Line Items]
Total	¥ (2,158,331)	¥ (504,441)	¥ (800,253)
PRC [Member]
Income Taxes (Details) - Schedule of (loss) profit before income taxes [Line Items]
Total	(1,845,292)	(597,856)	(541,768)
Non-PRC [Member]
Income Taxes (Details) - Schedule of (loss) profit before income taxes [Line Items]
Total	¥ (313,039)	¥ 93,415	¥ (258,485)